Derivatives and Hedging (Tables)	6 Months Ended
Jun. 30, 2026
Derivatives and Hedging [Abstarct]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent

As of June 30, 2026 and December 31, 2025, the Company had outstanding forward contracts not designated as hedging instruments with notional and fair value amounts equivalent to the following:

Currency Hedged	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Israeli Shekel / U.S. Dollar	567	311
Fair value of derivatives assets	-	2
Fair value of derivatives liabilities	16	-

The following table shows the effect of our non-designated hedges on the Consolidated Statements of Operations for the three and six months ended June 30, 2026:

	Location	Six months ended June 30,		Three months ended June 30,
	of Gain	2026	2025	2026	2025
		U.S. dollars in thousands
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	Financial income (expenses), net	(3)	(619)	2	(823)

Schedule of Notional Amount and Fair Value of Outstanding Derivatives

The notional and fair value amount and fair value of outstanding derivatives at the end of each period were:

	June 30, 2026	December 31, 2025
	U.S. dollars in thousands
Notional amount of foreign currency contracts	9,951	10,921
Fair value of foreign currency contracts	417	429

Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives

The change in accumulated other comprehensive income or loss relating to gains or losses on derivatives used for hedging was as follows:

	Six months ended June 30,		Three months ended June 30,
	2026	2025	2026	2025
	U.S. dollars in thousands
Other comprehensive income before reclassifications	1,196	1,348	1,078	1,703
Amounts reclassified out of accumulated other comprehensive income (*)	(1,208)	(614)	(726)	(427)
Other comprehensive income (loss), net	(12)	734	352	1,276

(*)	Amounts of gains or losses reclassified from other comprehensive income or loss into profit or loss are recorded in cost of revenue and operating expenses.